Consolidated Statements of Comprehensive Income/(Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net income / (loss)	$ (1.0)	$ 105.4	$ 70.1
Derivative activity:
Change in derivative fair value, net of income tax benefit/(expense)	0.0	(1.0)	(0.1)
Reclassification of earnings, net of income tax benefit/(expense)	(0.9)	(1.1)	(0.8)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives Related to Discontinued Operations, Net of Tax	0.0	(0.4)	3.2
Total change in fair value of derivatives	(0.9)	(2.5)	2.3
Pension and postretirement activity:
Prior service cost for the period, net of income tax benefit/(expense)	0.0	(0.1)	(2.2)
Net loss for the period, net of income tax benefit/(expense)	(8.8)	(3.4)	1.7
Reclassification to earnings, net of income tax benefit/(expense)	1.0	0.2	0.6
Total change in unfunded pension obligation	(7.8)	(3.3)	0.1
Other comprehensive income / (loss)	(8.7)	(5.8)	2.4
Net comprehensive income / (loss)	(9.7)	99.6	72.5
Income tax (expense)/benefit on unrealized gains (losses) related to derivative activity	0.0	0.1	0.1
Income tax (expense)/benefit on reclassification of earnings related to derivative activity	0.2	0.1	0.4
Income tax (expense)/benefit on prior service cost related to pension and postretirement activity	0.0	0.0	0.6
Income tax (expense)/benefit on net loss related to pension and postretirement activity	$ 2.6	$ 0.8	$ (0.5)